Revenue (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	€ 14,415	€ 1,605	€ 4,144
PORTUGAL
IfrsStatementLineItems [Line Items]
Revenue			€ 4,144